Subsequent events (Details Narrative) - USD ($) $ in Millions						6 Months Ended
	Jul. 29, 2021	Jul. 28, 2021	Jul. 14, 2021	Jul. 09, 2021	Jul. 05, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Net of transactions costs						$ 2,252
Proportion of ownership interest in subsidiary						100.00%
Transfer of rights agreement [member]
IfrsStatementLineItems [Line Items]
Company share in the area						51.708%
Production sharing agreement [member]
IfrsStatementLineItems [Line Items]
Company share in the area						48.292%
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets					US$ 60 at the transaction signing and US$ 240 at the transaction closing, and is subject to price adjustments and conditions precedent, such as approval by the ANP.
Contingent amount		$ 406
Sales amounts	$ 32
Events After Reporting Period [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Contingent amount		$ 2,030
Sales amounts	$ 160
Events After Reporting Period [Member] | Addition For New Fund Obligation
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets			US$ 34 to Petrobras, including price adjustments, in addition to US$ 4 paid to Petrobras at the contract signing. Further US$16 will be paid in thirty months and up to US$ 43 in contingent payments related to future oil prices.
Total amount of transactions costs					$ 2,271
Net of transactions costs					$ 2,252
Events After Reporting Period [Member] | Sale Of Papa Terra Field [Member]
IfrsStatementLineItems [Line Items]
Description transaction in disposal of assets				US$ 106, of which (a) US$ 6 paid at the transaction signing; (b) US$ 10 paid at the transaction closing; and (c) US$ 90 in contingent payments provided for in the contract (contingent assets), related to production volume of the asset and future oil prices, and is subject to price adjustments and conditions precedent, such as approval by the ANP.
Proportion of ownership interest in subsidiary				62.50%
Events After Reporting Period [Member] | Petrobras Gas S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		(51.00%)
Events After Reporting Period [Member] | Termeletrica potiguarSA [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	20.00%
Sales amounts	$ 16
Events After Reporting Period [Member] | Termeletrica potiguarSA [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Sales amounts	$ 81
Events After Reporting Period [Member] | Companhia energetica manauara SA [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	40.00%
Sales amounts	$ 16
Events After Reporting Period [Member] | Companhia energetica manauara SA [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Sales amounts	$ 79